Share-Based Payments (Tables)	12 Months Ended
Apr. 30, 2015
Share-Based Payments [Abstract]
Weighted average Black-Scholes assumptions for stock options granted

2015
Expected volatility (%)	25.0%
Dividend Yield (%)	2.2%
Risk-free interest rate (%)	1.5%
Expected life of stock option (years)	5.6

Summary of the Company's stock option activity and related information

	Number of Options	Weighted-Average Exercise Price
Outstanding at May 1, 2014	33,667	$44.50
Granted	955,000	112.59
Exercised	31,667	44.29

Outstanding at April 30, 2015	957,000	$112.45
Exercisable at April 30, 2015	2,000	$47.78

Summary of restricted shares, deferred shares, deferred stock units, and performance units

	Restricted Shares and Deferred Stock Units	Weighted-Average Grant Date Fair Value	Performance Units	Weighted-Average Conversion Date Fair Value
Outstanding at May 1, 2014	839,188	$76.54	101,020	$104.91
Granted	109,091	104.82	75,848	111.41
Converted	101,020	104.91	(101,020)	104.91
Vested	(416,328)	68.59	—	—
Forfeited	(36,082)	90.65	—	—

Outstanding at April 30, 2015	596,889	$91.21	75,848	$111.41

Weighted-average grant date fair values of the equity awards

Year Ended April 30,	Restricted Shares and Deferred Stock Units	Weighted-Average Grant Date Fair Value	Performance Units	Weighted-Average Conversion Date Fair Value
2015	109,091	$104.82	75,848	$111.41
2014	167,134	101.08	101,020	104.91
2013	109,770	76.37	106,666	100.54